Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Money market fund	$ 0	$ 521	$ 5,017
Equity securities-unlisted company	9,768	1,600	10,562
Financial assets at fair value through profit or loss	9,768	2,121	15,579
Current	0	521	5,017
Non-current	9,768	1,600	10,562
Total Assets	$ 9,768	$ 2,121	$ 15,579